Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

As of June 30, 2026 and December 31, 2025, property, plant and equipment consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Electronic equipment	$460	$581
Office equipment and furniture	25	63
Leasehold improvement	191	185
	676	829
Less: accumulated depreciation	(647)	(812)
	$29	$17